Document and Entity Information	Mar. 27, 2026
Prospectus Line Items
Document Type	497
Document Period End Date	Mar. 27, 2026
Entity Central Index Key	0000225322
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Investment Company Type	N-1A